Disposal of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Disposal of Subsidiaries [Abstract]
Schedule of Assets and Liabilities of Disposal

The assets and liabilities of Credilab Group at the date of disposal were as follows:

December 31, 2025
US$

Cash and cash equivalents	10,922
Trade and other receivables	36,302,893
Amount due from related parties	33,749,553
Property, plant and equipment	3,488
Other investment	16,915,265
Other assets	27,104
87,009,225

Trade and other payables	29,775,253
Provision for taxation	271,040
30,046,293

Net identifiable assets disposed of	56,962,932

The assets and liabilities of VCCG Group at the date of disposal were as follows:

December 15, 2025
US$

Other investments	2,459,434
Cash and cash equivalents	114,927
Trade and other receivables	11,830,285
Amount due from related parties	1,743,409
Property, plant and equipment	3,252
16,151,307

Trade and other payables	743,500
Amount due to related parties	2,807,821
Deferred revenue	116,005
3,667,326

Net identifiable assets disposed of	12,483,981
None of the disposals were individually material to the Group’s financial position or results of operations.
December 31, 2025
US$

Cash and cash equivalents	104,010
Trade and other receivables	1,080,000
Amount due from related parties	12,757
Amount due from director	558,887
Property, plant and equipment	317,332
Right of Use Assets	54,315
Other Investment	123,200
Other Assets	103,145
2,353,646

Trade and other payables	1,428,808
Borrowings	43,430
Lease liabilities	43,169
Amount due to related parties	3,373,276
4,888,683

Net identifiable assets disposed of	(2,535,037)
The retained interest is subsequently accounted for as an investment in an associate using the equity method in accordance with IAS 28.
December 31, 2025
US$

Cash and cash equivalents	5,695
Trade and other receivables	71,780
Amount due from related parties	17,564,667
Property, plant and equipment	51,685
Right of Use Assets	76,797
Intangible Assets	7,240,408
25,011,032

Trade and other payables	846
Lease liabilities	77,071
Amount due to related parties	673,324
751,241

Net identifiable assets disposed of	24,259,791

Schedule of Gain Loss on Disposal

The loss on disposal is calculated as below:

December 31, 2025
US$

Consideration	43,740,025
Less: Net assets disposed	(56,962,932)
Add: Foreign currency translation reserve recycled	2,987,094
(10,235,813)

The gain on disposal is calculated as below:

December 15, 2025
US$

Consideration	33,975,000
Less: Net assets disposed	(12,483,981)
Less: Foreign currency translation reserve recycled	(41,827)
Less: Fair value reserve recycled	(409,000)
21,040,192

The loss on disposal is calculated as below:

December 31, 2025
US$

Consideration	321,092
Less: Net assets disposed	2,535,037
Less: Foreign currency translation reserve recycled	(6,190)
2,849,938

The loss on disposal is calculated as below:

December 31, 2025
US$

Consideration	28
Less: Net assets disposed	(24,259,791)
Less: Foreign currency translation reserve recycled	(8,455)
Add: Non-controlling interests derecognised	1
(24,268,217)